As filed with the Securities and Exchange Commission on October 15, 2019
1933 Act Registration No. 333-203099
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 10
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 139
Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln AssetEdge® VUL 2015
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2018 was filed March 25, 2019.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on _______, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2019 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ______, 2019.

 Supplement Dated October 15, 2019
To the Product Prospectus for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

AssetEdge® VUL 2015

This Supplement outlines changes to the Cost of Insurance, Surrender Charges and Surrender Duration that will take effect on November 1, 2019. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Please refer to the May 1, 2019 prospectus for a discussion of all other provisions of your policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary, as amended by this Supplement.

The prospectus is being amended as follows (in order of how these respective sections appear in the prospectus):

The following applies for Policies with applications received on or after November 1, 2019.

Policy Summary

Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within the first 10-15 Policy Years. There is no Surrender Charge assessed if you partially surrender your Policy; however, a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed "Surrender Charges" for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. Upon Full Surrender only, any Segments will receive the guaranteed rate prorated based on surrender date.

Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your Policy. Refer to the "Policy Charges and Fees" section of this supplement and your prospectus for more information.

The fees shown in the table below are the maximums we can charge.

Table I describes the fees and expenses that you will pay at the time you purchase your Policy, surrender your Policy, or transfer policy values between Sub-Accounts.

Table I: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge as a percentage of Premiums paid (Premium Load). Note: Includes 3% charge for state premium and federal tax obligations.	When you pay a premium.	6%[1]
Surrender Charge*[2] A dollar amount per $1,000 of Specified Amount

For up to 15 years from the Policy Date and up to 15 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy.  For up to 10 years from the Policy Date or up to 10 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

Maximum Charge		$42.73 per $1,000.
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco in year one.		$23.36 per $1,000.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.

1 The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.

2 During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed "Partial Surrenders" for a discussion of Partial Surrenders of your Policy.)

Table II describes the fees and expenses that you will pay periodically during the time that you own your Policy, no including the fund operating expenses shown in Table III of your prospectus.

Table II: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco in year one.		$0.21195 per $1,000
Mortality and Expense Risk Charge ("M&E")	At the end of each Valuation Period
A percentage of the value of the Separate Account, calculated daily.
Maximum Charge		0.20% (effective annual rate)
Administrative Fee* Comprising of:	Monthly
1) Flat Fee		$10
Plus:
2) For the first 10 Policy Years from Policy Date or increase in Specified Amount, a monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount:
Maximum Charge		$1.97 per $1,000.
Minimum Charge		$0.01 per $1,000.
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco		$0.34 per $1,000.
Plus:
3) Indexed Account Charge
A percentage of the Holding Account Value and Indexed Account Value.
Maximum Charge		0.15% (effective annual rate)

Policy Loan Interest[2]
Fixed Loan

 A percentage of the amount held in the Loan Account.
Participating Loan

 A percentage of the loaned amount held against the Holding Account Value and the Indexed Account Value.

	Annually	4% 6%
Exec Enhanced Surrender Value Rider – Multi-Life Basis (Lincoln AssetEdge® Exec VUL 2015)	Monthly (in Policy Years 2-5 only)
A dollar amount per $1,000 of Initial Specified Amount.
Option 1		$0.05 per $1,000.[3]
Option 2		$0.075 per $1,000.[3]
Overloan Protection Rider	One-time charge when benefit is elected
A percentage of the then current Accumulation Value
Maximum Charge		5%[4]
Optional Rider Charges		Individualized based on whether optional Rider(s) selected.
Change of Insured Rider	N/A	There is no charge for this rider.
Lincoln LifeEnhance® Accelerated Benefits Rider Cost of Insurance*	Monthly
A dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, whichever is applicable at the time.
Maximum Charge[5]		$4.47 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco, in year one.		$0.09 per $1,000
Waiver of Monthly Deduction Rider[6]	Monthly
A percentage of all other covered monthly charges.
Maximum Charge		12%
Minimum Charge		2%
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		3.5%

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. The Indexed Account Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account return. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.

1 Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.  However, under no circumstance would it be higher than the maximum amount shown in the table above.

2 Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1-10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 6% in years 1-10, 5% in years 11 through Attained Age 121, 3% thereafter. See the section headed "Policy Loans" for a more detailed discussion.

3 This rider is required and will automatically be issued for policies applied for on a multi-life basis (Lincoln AssetEdge® Exec VUL 2015) and the Owner of the Policy will have the opportunity to elect a higher Exec Enhanced Surrender Value (Option 2). See section headed "Exec Enhanced Surrender Value Rider - Multi-Life Basis" in the Riders section of this prospectus for a more detailed discussion.

4 For Policies with applications signed on or after May 9, 2016, the charge is guaranteed at 3%. See section headed "Rider Charges" in the Policy Charges and Fees section of this prospectus.

5 Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 200% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.

6 These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. "Covered monthly charges" are the Monthly Deductions under the Policy: the Cost of Insurance Charge, Administrative Fee, and the cost of any riders. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.

Policy Charges and Fees

The duration of the Surrender Charge is determined by the age of the Insured on the Policy Date or on the date of an increase in Specified Amount.

If, on the Policy Date (or date of increase in Specified Amount), the insured is:	The Surrender Charge Period as it relates to the Initial Specified Amount or any increase in Specified Amount is:
Ages 0 – 55,	15 years
Age 56,	14 years
Age 57,	13 years
Age 58,	12 years
Age 59,	11 years
Age 60 and above	10 years

Surrender Charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account in the same proportion as the balances invested in the total of such account(s) as of the date on which deduction is made. If insufficient value exists from the Fixed Account and any Sub-Accounts to cover the Surrender Charges, value will be deducted from the Holding Account. If insufficient value exists in the Holding Account, value will be deducted from the most recently opened Segment in the Indexed Account and will continue in successive order on a last in- first out basis until the cost to cover the Surrender Charge has been satisfied. If multiple Segments were opened on the same Indexed Account Allocation Date, a prorated portion will be taken from each Segment. The Surrender Charge will not exceed the then current Accumulation Value less any Debt. All Surrender Charges decline to zero within 15 years following policy issue, or any increase in Specified Amount.

Please retain this Supplement for future reference.

PART A

The Prospectus for Lincoln AssetEdge® VUL 2015 is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-203099) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART B

The Statement for Additional Information for Lincoln AssetEdge® VUL 2015, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-203099) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)
(b)	N/A
(c)	(1)	Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(2) and amendments. (17)
(d)	(1)	Policy Form LN683 NY (11), Policy Specifications LN683-1 (07/19) (Filed Herewith)
(2)	Change of Insured Rider—Policy Form LR496 NY(3)
(3)	Overloan Protection Rider—Policy Form LR540(4)
(4)	Overloan Protection Rider—Policy Form 616(13)
(5)	Waiver of Monthly Deduction Rider—Policy Form LR436 LNY, LR437 LNY(5)
(6)	Exec Enhanced Surrender Value Rider—Policy Form LR547 NY (11)
(7)	Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness (Lincoln LifeEnhance® Accelerated Benefits Rider) — Policy Form LR631 (12)
(e)	(1)	Application—Policy Form LFF06321-18_7-10 (11)
(2)	Addendum to Application—Policy Form LFF06322-18_7-10 (11)
(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York.(7)
(2)	Bylaws of Lincoln Life & Annuity Company of New York.(7)
(g)	Form of Reinsurance Contracts(4)
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (10)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (15)
(3)	American Century Variable Portfolios, Inc. (19)
(4)	American Funds Insurance Series (18)
(5)	BlackRock Variable Series Funds, Inc. (21)
(a)	Amendment dated August 31, 2018 (6)
(6)	Delaware VIP Trust (15)
(7)	Deutsche Variable Series II (16)
(8)	Fidelity Variable Insurance Products (19)
(9)	Franklin Templeton Variable Insurance Products Trust (15)
(10)	JPMorgan Insurance Trust (18)
(11)	Legg Mason Partners Variable Equity Trust (19)
(12)	Lincoln Variable Insurance Products Trust (14)
(13)	MFS Variable Insurance Trust (15)
(a)	Amendment dated August 1, 2016 (6)
(14)	Northern Lights Variable Trust (22)
(15)	PIMCO Variable Insurance Trust (17)
(i)	(1)	Accounting and Financial Administrative Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(8).
(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(9)

(j)	Not applicable.
(k)	Opinion and Consent of Scott C. Durocher, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herewith)
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures (6)

(1)	Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(2)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(3)	Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(4)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008
(5)	Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.
(6)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(7)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(8)	Incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(10)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(11)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
(12)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-203099) filed on August 12, 2015.
(13)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(14)	Incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(15)	Incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(16)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(17)	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(18)	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(19)	Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(20)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(21)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(22)	Incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-203099) filed on August 9, 2019.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia 7126 Kittiwake Run Manlius, NY 13104	Director
Patrick S. Pittard Terry College of Business 3475 Lenox Road NE Atlanta, GA 30326	Director
Robert O. Sheppard*	Assistant Vice President, Secretary and General Counsel
*	Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 63 on Form N-4 (File No. 033-26032) filed on September 6, 2019.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Andrew J. Bucklee*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President and Chief Operating Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal business address is 350 Church Street, Hartford, CT 06103
(c)	N/A
Item 31. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 120 Madison Street, Suite 1310, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No.:333-203099; 811-08559; CIK: 0001051629) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 15th day of October, 2019.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M
(Registrant)

By: ___________________________________        Joshua R. Durand
      Assistant Vice President
      Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By:  __________________________________
                                                             Joshua R. Durand
      Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 10 to the Registration Statement (File No.:333-203099; 811-08559; CIK: 0001051629) has been signed below on October 15, 2019, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________                                                                                                  Executive Vice President, Chief Investment Ellen G. Cooper  Officer and Director

/s/ Randal J. Freitag *
______________________________                                                                                                  Executive Vice President, Chief Financial Randal J. Freitag  Officer and Director

/s/ George W. Henderson, III *
______________________________                                                                                                  Director
George W. Henderson, III

/s/ Mark Konen*
______________________________                                                                                                  Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                                                  Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                                                  Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                                                  Director
Patrick S. Pittard

*By:________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement